INTANGIBLE ASSETS AND GOODWILL (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2019	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Goodwill		$ 2,788,230		$ 2,788,230		$ 2,788,230	$ 5,988,230	$ 12,071,376
Goodwill, Impairment Loss			$ 3,200,000		$ 3,200,000	3,200,000	6,083,146
In Process Research and Development [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Finite-Lived Intangible Assets, Net						$ 1,101,760	$ 1,101,760
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Goodwill	$ 4,900,000
Goodwill, Other Increase (Decrease)	$ 4,900,000
Merger Agreement [Member] | PointR [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Goodwill									$ 16,182,456
Asset Impairment Charges								$ 13,400,000